Non-cash operating items	12 Months Ended
Dec. 31, 2023
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

	2023	2022
Accounts receivable	$3,863	$(124,631)
Fuel and natural gas in storage	46,368	(21,140)
Supplies and consumables inventory	(48,539)	(24,088)
Income taxes recoverable	(2,889)	549
Prepaid expenses	(13,218)	(4,269)
Accounts payable	23,847	24,395
Accrued liabilities	(488)	127,076
Current income tax liability	1,096	(2,741)
Asset retirements and environmental obligations	(1,015)	(22,342)
Net regulatory assets and liabilities	(95,361)	(174,427)
	$(86,336)	$(221,618)